BORROWINGS - Schedule of Principal Balances of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 366,706	$ 292,536	$ 159,107	$ 3,699
HSBC Bank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
TOTAL	365,625	290,679
BPIfrance Financement (France)
Disclosure of detailed information about borrowings [line items]
TOTAL	1,059	1,854
Others
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 22	$ 3